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As filed with the Securities and Exchange Commission on June 12, 2009

File No.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

FINANCIAL INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code (303) 623-2577

JoEllen L. Legg, Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)

Copy to:

Peter H. Schwartz, Esquire
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

        Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

        It is proposed that this filing will become effective on July 13, 2009 pursuant to Rule 488.

        No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

QUESTIONS & ANSWERS

ACTIVA MUTUAL FUND TRUST
Activa Value Fund

        While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal affecting the Activa Value Fund (the "Activa Fund"), which will require your vote.

Q.
What is happening?

A.
Activa Asset Management LLC ("Activa"), the investment adviser of the Activa Fund, has recommended and the Board of Trustees has approved a proposal to reorganize and merge the Activa Fund.

Q.
What issue am I being asked to vote on?

A.
You are being asked to vote on a proposal to merge the Activa Fund into the Activa Value Fund, a newly created series of Financial Investors Trust (the "New Fund"). The New Fund is a "shell" fund that was created to acquire the assets of the Activa Fund and will have the same sub-adviser and portfolio manager, the same investment objective and substantially similar investment policies as the Activa Fund.

After carefully reviewing the proposal, your Activa Fund's Board has determined that this action is in the best interests of your Activa Fund. The Board of Trustees, including the independent trustees, unanimously recommends that you vote for this proposal.

Q.
Why has this proposal been made for the Activa Fund?

A.
Given the significant reduction in Activa Fund assets that has occurred and that is expected to occur and after discussions with the Activa Fund's sub-adviser, Activa sought and recommended to the Board an organization that would be in a better position to administer the Activa Fund's assets, gather additional assets and continue to provide services to shareholders of the Activa Fund. This organization, Financial Investors Trust, has created the New Fund to acquire the assets of the Activa Fund and has hired the Activa Fund's sub-adviser to serve as sub-adviser to the New Fund. In addition, ALPS Advisors, Inc. ("ALPS Advisors") will serve as investment adviser to the New Fund.

The Board of Trustees believes that it is in the best interests of the Activa Fund to combine into the New Fund. The New Fund has the same investment objective and substantially similar investment policies as the Activa Fund and provides Activa Fund shareholders with a continuing investment alternative managed by the sub-adviser. In addition, the New Fund will have lower expenses than the Activa Fund.

Q.
Will I have to pay federal income tax as a result of the merger of the Activa Fund?

A.
The merger is intended to qualify as a tax-free reorganization for federal income tax purposes. Shareholders are not expected to recognize any gain or loss for federal income tax purposes directly as a result of the merger.

Q.
Upon merger, will I own the same number of shares?

A.
Yes. The number of shares you own will be the same, and the aggregate value of your investment will not change as a result of the merger.

Q.
Will the Activa Fund pay for the proxy solicitation and legal costs associated with this solicitation?

A.
No. ALPS Advisors (or its affiliates) will bear these costs.

Q.
When would the merger take place?

A.
If approved, the merger would occur on or about August 31, 2009 or as soon as reasonably practicable after shareholder approval is obtained. Shortly after completion of the merger, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares owned.

Q.
How can I vote?

A.
You can vote by mail, using the enclosed proxy card, or in person at the special meeting.

Q.
If I send in my proxy card now as requested, can I change my vote later?

A.
You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Activa Mutual Fund Trust (the "Trust") as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the special meeting; or (iii) by attending the special meeting and voting in person. Even if you plan to attend the special meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present for the special meeting to be held.

Q.
Whom should I call for additional information about this Prospectus/Proxy Statement?

A.
Please call Activa at 800-346-2670.

Activa Value Fund

A Message from the Fund's President

                                    , 2009

Dear Shareholder:

        I am writing to ask for your vote on an important matter that affects your investment in Activa Value Fund (the "Activa Fund"). While you are, of course, welcome to join us at the Activa Fund shareholders' meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card.

        We are asking for your vote on the following matter:

  Approval of a proposed merger of the Activa Fund into the Activa Value Fund, a newly created series of Financial Investors Trust (the "New Fund"). In the merger, your Activa Fund shares would, in effect, be exchanged, on a tax-free basis, for shares of the New Fund with an equal aggregate net asset value per share.

        Activa Asset Management LLC ("Activa"), the investment adviser to the Activa Fund, proposed the merger given the significant reduction in Activa Fund assets that has occurred and that is expected to occur. The New Fund was created to acquire the assets of the Activa Fund and to provide Activa Fund shareholders with a continuing investment alternative. In determining to recommend approval of the merger, the Board of Trustees of the Activa Fund considered the following factors, among others:

  •
  Activa Fund shareholders will have the opportunity to invest in a comparable new fund with the same sub-adviser and lower expenses than the Activa Fund;

  •
  The Activa Fund and the New Fund will not pay any legal or other costs associated with the solicitation of proxies; and

  •
  The tax-free nature of the reorganization for federal income tax purposes for Activa Fund shareholders.

        The investment objective of the Activa Fund is the same and the investment policies of the Activa Fund are substantially similar as those of the New Fund. If the merger is approved, the Board expects that the proposed changes will take effect during the third calendar quarter of 2009.

        Included in this booklet is information about the upcoming shareholders' meeting:

  •
  A Notice of a Special Meeting of Shareholders, which summarizes the proposal for which you are being asked to provide voting instructions; and

  •
  A Prospectus/Proxy Statement, which provides detailed information on the New Fund, the specific proposal being considered at the shareholders' meeting, and why the proposal is being made.

        Although we would like very much to have each shareholder attend the meeting, we realize this may not be possible. Whether or not you plan to be present, however, we need your vote. We urge you to review the enclosed materials thoroughly. Once you've determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed proxy card. A postage-paid envelope is enclosed for mailing. You may receive more than one proxy card. If so, please vote each one.

        I'm sure that you, like most people, lead a busy life and are tempted to put this Prospectus/Proxy Statement aside for another day. Please don't. Your prompt return of the enclosed proxy card may save the necessity and expense of further solicitations.

        Your vote is important to us. We appreciate the time and consideration I am sure you will give to this important matter. If you have questions about any proposal, please contact Activa at 800-346-2670.

        Thank you for your investment in the Activa Fund.

Sincerely,
/s/ ALLAN D. ENGEL Allan D. Engel President Activa Mutual Fund Trust

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
OF ACTIVA VALUE FUND

        This is the formal agenda for your Fund's special shareholders' meeting. It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders:

        Notice is hereby given that a Special Meeting of Shareholders (the "Special Meeting") of Activa Value Fund (the "Activa Fund") will be held at the offices of the Activa Fund, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546, on August 24, 2009 at 10:00 a.m., Eastern time, to consider the following:

  Proposal: Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Activa Fund to the Activa Value Fund, a newly created series of Financial Investors Trust (the "New Fund"), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Activa Fund, and the distribution of such shares to the shareholders of the Activa Fund in complete liquidation and termination of the Activa Fund.

        The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

        The close of business on July 10, 2009 has been set as the record date for determining the shareholders of the Activa Fund entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

        In the event that the necessary quorum to transact business or the vote required to approve the merger is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Board of Trustees
/s/ ALLAN D. ENGEL Allan D. Engel President, Activa Mutual Fund Trust

                                    , 2009

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

PROSPECTUS/PROXY STATEMENT

                                    , 2009

Acquisition of the assets of:	By and in exchange for shares of:
Activa Value Fund	Activa Value Fund
a series of	a series of
Activa Mutual Fund Trust	Financial Investors Trust
2905 Lucerne SE, Suite 200	1290 Broadway, Suite 1100
Grand Rapids, MI 49546	Denver, CO 80203
(616) 588-5380	(303) 623-2577

        This Prospectus/Proxy Statement is being furnished in connection with the proposed merger of the Activa Value Fund, a series of Activa Mutual Fund Trust (the "Activa Fund"), into the Activa Value Fund, a newly created series of Financial Investors Trust (the "New Fund"). The Activa Fund and the New Fund are referred to collectively as the "Funds," and each is referred to herein individually as a "Fund." As a result of the proposed merger, each holder of Class A and Class R shares of the Activa Fund will receive a number of full and fractional shares of Class A and Class I shares of the New Fund, respectively, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of such shareholder's Activa Fund shares.

        This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed to shareholders on or about                                    , 2009. It explains concisely what you should know before voting on the proposal or investing in the New Fund, a diversified series of an open-end, registered management investment company. Please read it carefully and keep it for future reference.

        The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

        The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference: (i) the prospectuses of the New Fund, dated                                     , 2009, as supplemented from time to time, the applicable copy of which is included with this Prospectus/Proxy Statement; (ii) the prospectuses of the Activa Fund, dated                                     , 2009, as supplemented from time to time; (iii) the statements of additional information of the Activa Fund, dated                                    , 2009, and of the New Fund, dated                                     , 2009, each as supplemented from time to time; (iv) the statement of additional information relating to the proposed merger, dated                                    , 2009 (the "Merger SAI"); and (v) the financial statements and related report of the independent registered public accounting firm for the Activa Fund included in the Annual Report to Shareholders for the fiscal year ended December 31, 2008. No other parts of the prospectuses, statements of additional information or Annual Report are incorporated by reference herein.

        Shareholders may receive free copies of the Activa Fund's annual reports, semi-annual reports, prospectuses, statements of additional information or the Merger SAI, request other information about the Activa Fund or make shareholder inquiries by calling 800-346-2670. Shareholders may receive free copies of the New Fund's prospectuses or statement of additional information or request other information about the New Fund by calling                                    .

        Like shares of the Activa Fund, shares of the New Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. It is possible to lose money by investing in the New Fund.

        This document is designed to give you the information you need to vote on the proposal. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you don't understand, please contact the Activa Fund at 800-346-2670.

        The New Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and in accordance therewith files reports, proxy statements and other information with the SEC. You may review and copy information about the Funds, including the statements of additional information, at the SEC's public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC's Internet site at http://www.sec.gov.

SYNOPSIS

        The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed merger between mutual funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed merger.

1.     What is being proposed?

        The Board of Trustees of Activa Mutual Fund Trust (the "Trust"), of which the Activa Fund is a series, is recommending that shareholders approve the transactions contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached hereto as Appendix 1), which we refer to as a "merger" of the Activa Fund with and into the New Fund. If approved by shareholders, all of the assets of the Activa Fund will be transferred to the New Fund solely in exchange for the issuance and delivery to the Activa Fund of shares of the New Fund ("Merger Shares") with a value equal to the value of the Activa Fund's assets net of liabilities, and for the assumption by the New Fund of all liabilities of the Activa Fund. As soon as possible after the transfer, the appropriate class of Merger Shares received by the Activa Fund will be distributed pro-rata, on a federal income tax-free basis, to its shareholders of record. Holders of Class A shares of the Activa Fund will receive Class A shares of the New Fund, and holders of Class R shares of the Activa Fund will receive Class I shares of the New Fund.

2.     What will happen to my shares of the Activa Fund as a result of the merger?

        Your shares of the Activa Fund will, in effect, be exchanged on a federal income tax-free basis for shares of the same class of the New Fund with an equal aggregate net asset value per share as of the Valuation Date (as defined in the Agreement and Plan of Reorganization).

3.     Why has the Board of Trustees of the Trust recommended that I approve the merger?

        In determining to recommend that shareholders approve the merger, the Board considered, among others, the following factors:

  •
  The asset size of the Activa Fund and lack of expected asset growth;

  •
  The merger would provide shareholders of the Activa Fund the opportunity to invest in a fund with the same sub-adviser, the same investment objective and substantially similar investment policies as the Activa Fund and lower expenses;

  •
  The merger is structured as a tax-free reorganization for federal income tax purposes. Shareholders are not expected to recognize any gain or loss for federal income tax purposes directly as a result of the merger;

  •
  The agreement of the investment adviser of the New Fund (or its affiliates) to pay all legal or other costs associated with the solicitation of proxies; and

  •
  The services available to shareholders of the Activa Fund will be substantially similar after the merger.

        The Board of Trustees of the Trust has concluded that: (1) the merger is in the best interests of the Activa Fund, and (2) the interests of the existing shareholders of the Activa Fund will not be diluted as a result of the merger. Accordingly, the Board of Trustees of the Trust unanimously recommends approval of the Agreement and Plan of Reorganization effecting the merger.

4.     How do the investment goals, policies and restrictions of the Funds compare?

        The Funds have the same investment objective and substantially similar investment policies and restrictions. Each Fund seeks long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to each Fund's principal objective. Each Fund invests primarily in common stocks of U.S. companies that the Funds' sub-adviser believes are undervalued by the marketplace. Each Fund may invest in companies with any market capitalization.

5.     How do the expense ratios and management fee rates of the Funds compare, and what are they estimated to be following the merger?

        The following tables summarize the fees and expenses you may pay as an investor in the Funds, the expenses that the Activa Fund incurred for the year ended December 31, 2008, the estimated expenses for the New Fund since it has not yet commenced operations and the pro forma estimated expense ratios of the New Fund assuming consummation of the merger as of December 31, 2008.

Shareholder Fees for each class of each Fund (fees paid directly from your investments)

	Activa Fund Class A	New Fund Class A*		Activa Fund Class R	New Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	5.50	%(1)	None	None
Maximum Deferred Sales Charge (Load)	None	1.00	%(2)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	5.50%		None	None
Redemption Fee	None	None		None	None
Exchange Fee	None	None		None	None

*
Activa Fund shareholders receiving Merger Shares will not be subject to the initial sales charge (load) of up to 5.50% or a contingent Deferred Sales Charge on such shares. These charges will also be waived with respect to additional New Fund shares purchased by Activa Fund shareholders receiving Merger Shares. In addition, these charges will be waived for persons who become New Fund shareholders as a result of bonus contributions made by Amway Global or its affiliates.

(1)
An initial sales charge (load) of up to 5.50% will be applied to share purchases up to $1 million, subject to breakpoint discounts.

(2)
A Contingent Deferred Sales Charge of 1.00% may apply to shares redeemed within the first 12 months after a purchase in excess of $1 million.

        As shown below, the merger is expected to result in a lower total expense ratio for shareholders of the Activa Fund. However, there can be no assurance that the merger will result in expense savings.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
(as a % of average net assets)

	Management Fee	Distribution/Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses		Less Waiver and Expense Reimbursement		Net Annual Fund Operating Expenses
Activa Fund-Class A Shares	0.59%	0.10%	0.73%	1.42	%(1)	None		1.42	%(1)
Activa Fund-Class R Shares	0.59%	None	0.67%	1.26	%(1)	None		1.26	%(1)
New Fund-Class A Shares	0.95%	0.25%	0.33%	1.53	%(2)	0.13	%(2)	1.40	%(2)
New Fund-Class I Shares	0.95%	None	0.33%	1.28	%(2)	0.13	%(2)	1.15	%(2)
New Fund-Class A Shares (Pro forma combined)	0.95%	0.25%	0.33%	1.53	%(2)	0.13	%(2)	1.40	%(2)
New Fund-Class I Shares (Pro forma combined)	0.95%	None	0.33%	1.28	%(2)	0.13	%(2)	1.15	%(2)

(1)
Total Annual Fund Operating Expenses have been adjusted for the Michigan Business Tax estimates paid during 2008 which are expected to be refunded during 2009. On January 9, 2009, the Michigan Business Tax was amended to provide an exemption for Regulated Investment Companies.

(2)
The investment adviser of the New Fund has given a contractual agreement to the New Fund to limit the amount of the New Fund's total annual expenses, exclusive of Distribution/Service (12b-1) Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.15% of the New Fund's average daily net assets. This agreement is in effect through August 31, 2010 and is reevaluated on an annual basis. Without this agreement, expenses could be higher. The investment adviser of the New Fund will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the New Fund's expenses in later periods fall below the annual rates set forth in the agreement. The New Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

        The tables are provided to help you understand the expenses of investing in each Fund and your share of the operating expenses that each Fund incurs and that ALPS Advisors, Inc. ("ALPS Advisors") expects the combined fund to incur in the first year following the merger.

Examples

        This example is intended to help you compare the costs of investing in the Funds. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Activa Fund-Class A Shares	$145	$449	$776	$1,702
Activa Fund-Class R Shares	$128	$400	$692	$1,523
New Fund-Class A Shares	$685	$995	$1,326	$2,261
New Fund-Class I Shares	$117	$393	$689	$1,532
New Fund Class A Shares (Pro forma combined)	$685	$995	$1,326	$2,261
New Fund-Class I Shares (Pro forma combined)	$117	$393	$689	$1,532

6.     What are the federal income tax consequences of the proposed merger?

        For federal income tax purposes, no gain or loss is expected to be recognized by the Activa Fund or its shareholders as a result of the merger. For more information, please see "Information about the Proposed Merger—Certain Federal Income Tax Consequences," below.

7.     Will my dividends be affected by the merger?

        The merger will not result in a change in dividend policy. The Funds declare and distribute dividends from their net investment income and capital gains annually[, however, the timing of the payments during the year may differ because the Funds have different fiscal year ends].

8.     Do the procedures for purchasing, redeeming and exchanging shares of the two Funds differ?

        Yes.

  Purchases.

        Class A shares of the Activa Fund may be purchased directly from the Activa Fund by mail, subject to a minimum initial investment requirement of $500 and additional investment requirements of $50. Class A shares of the New Fund may be purchased directly from the New Fund as well as through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries, subject to a minimum investment requirement of $500 for tax-deferred accounts and $2,500 for other accounts. Activa Fund shareholders receiving Merger Shares are not subject to these investment minimums on such shares. These investment minimums will also be waived with respect to additional New Fund shares purchased by Activa Fund shareholders receiving Merger Shares. In addition, these investment minimums will be waived for persons who become New Fund shareholders as a result of bonus contributions made by Amway Global or its affiliates.

        Class R shares of the Activa Fund are offered to tax-exempt retirement and benefit plans of Alticor Inc. and the affiliates; and there are no minimum investment requirements for Class R. Participants in the tax-exempt retirement and benefit plans of Alticor Inc. and its affiliates are to contact the plan administrator for information about particular procedures or requirements which may apply to them. Class I shares of the New Fund are generally available only to employee benefit plans, which may include retirement and deferred compensation plans maintained pursuant to Sections 401, 403 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), nonqualified deferred compensation plans, health savings accounts maintained pursuant to Section 223 of the Code, and voluntary employee beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.

        All purchases of Class A or Class R shares of the Activa Fund are made at the net asset value per share next calculated after the Activa Fund receives an investor's investment and application in proper form. All purchases of Class A and Class I shares of the New Fund are made at the net asset value per share next determined after the New Fund or financial intermediary, as applicable, receives an investor's investment request in proper form. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the New Fund. Otherwise, an investor will receive the next business day's price.

  Redemptions.

        Class A shares of the Activa Fund may be redeemed by mail or phone. Shareholders with account values of $10,000 or more may arrange to receive periodic cash payments. If the value of your Activa Fund account falls below $100, the Activa Fund may mail a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days of that notice, the Activa Fund may sell your shares and mail the proceeds to you at your address of record. Class A shares of the New Fund may be redeemed directly through the Fund by phone, mail or the Internet as well as through retirement plans, broker-dealers and financial intermediaries.

        Class R shareholders of the Activa Fund are to contact their plan administrator for information about particular redemption procedures or requirements which may apply to them. Class I shares of the New Fund may not be redeemed directly but only through retirement plans, broker-dealers and financial intermediaries.

        The Activa Fund redeems Class A and Class R shares at the applicable net asset value next determined after the Activa Fund receives a redemption request in proper form. All redemptions of Class A and Class I shares of the New Fund are made at the net asset value per share determined after an investor's request is received by the New Fund or the financial intermediary, as applicable, in good order. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the New Fund. Otherwise, an investor will receive the next business day's price.

  Exchanges.

        Class A shares of the Activa Fund currently may be exchanged by mail or phone for shares of the Activa Growth Fund or the Activa International Fund. However, the Board of Trustees of the Trust has approved the liquidation of those Activa funds effective August 20, 2009. Class R shares of the Activa Fund do not have an exchange privilege. Class A and Class I shares of the New Fund do not have an exchange privilege.

9.     How will I be notified of the outcome of the merger?

        If the proposed merger is approved by shareholders, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of Merger Shares you are receiving. If the proposed merger is not approved, this result will be noted in the next shareholder report of the Activa Fund.

10.   Will the number of shares I own change?

        No. The total value of your investment in the New Fund will equal the total value of your investment in the Activa Fund at the time of the merger. The net asset value per share of each Fund will be the same.

11.   Will the Activa Fund bear any costs in connection with the merger?

        Yes. Although ALPS Advisors will pay for the proxy solicitation and legal costs associated with the solicitation of proxies, the Activa Fund will pay 50% of the legal costs for the tax opinion to be issued as a condition of the merger, as well as any other expenses incurred by it in connection with the merger, including, without limitation, accounting costs, legal costs and other related administrative or operational costs.

12.   What percentage of shareholders' votes is required to approve the merger?

        Approval of the merger will require the affirmative vote of a "majority of the outstanding shares" of the Activa Fund as defined in the 1940 Act. The vote of a majority of the outstanding shares of the Activa Fund means the lesser of (A) 67% or more of the Fund's outstanding shares present in person or by proxy at the Special Meeting, if more than 50% of the Fund's outstanding shares are present at the Special Meeting or represented by proxy, or (B) more than 50% of the Fund's outstanding shares.

        The Board of Trustees of the Trust believes that the proposed merger is in the best interests of the Activa Fund. Accordingly, the Board unanimously recommends that shareholders vote FOR approval of the proposed merger.

INVESTMENT STRATEGIES AND RISK FACTORS

13.   What are the main investment strategies and related risks of the New Fund and how do they compare with those of the Activa Fund?

        Investment Objective and Strategies.    As noted above, the Funds have the same investment objective and substantially similar investment policies. In addition, the sub-adviser and portfolio manager for the two Funds are the same.

        Each Fund seeks long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to each Fund's principal objective. The Activa Fund's investment objective may not be changed without a shareholder vote. However, the New Fund's investment objective or investment approach may be changed by the Board of Trustees of Financial Investors Trust, of which the New Fund is a series ("FIT"), without shareholder vote, and the New Fund will notify shareholders in writing 60 days before making any such change.

        Each Fund invests primarily in common stocks of U.S. companies which the Fund's sub-adviser believes are undervalued by the marketplace.

        Each Fund's sub-adviser, Wellington Management Company, LLP (the "Sub-Adviser"), implements the construction of the Fund's portfolio based upon the analysis and input of the Sub-Adviser's fundamental and quantitative research teams. The Sub-Adviser's fundamental analysts often spend their entire careers covering a single industry. The Sub-Adviser believes their in-depth knowledge and broad perspective makes them well-positioned to recognize change early, enabling them to identify companies which appear to have potential for long-term growth, but which the Sub-Adviser believes are trading at low valuations relative to intrinsic worth and/or historical market levels. Such stocks are typically called "value stocks." In addition, the Sub-Adviser uses an internally-developed, quantitative analytical process to complement the Sub-Adviser's fundamental research. The quantitative valuation process uses multiple factors to determine a security's attractiveness. Factors used and their relative weights are determined according to demonstrated profitability and consistence, incorporating a long look-back period. In general, the factors include value and momentum categories and favor stocks that appear to be inexpensive and timely according to the earnings and price momentum factors. Each Fund may invest in companies with any market capitalization. Disciplined portfolio construction techniques are used to manage risk and ensure diversification through investments in a number of different industries and companies.

        Principal Risks.    Since the Funds have the same investment objective and investment strategies, they are subject to the same principal risks, except as noted below.

        Like any investment, an investment in each Fund is subject to risk and it is possible to lose money by investing in the Fund. The value of the Funds' investments will vary from day to day in response to the activities of individual companies and general market and economic conditions.

          Stock Market Risks.    The value of equity securities in a Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money.

          The Sub-Adviser attempts to manage market risk of investing in individual securities by limiting the amount a Fund invests in each stock.

          Sector Risks.    Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the Sub-Adviser allocates more or less of the portfolio holdings to a particular sector, each Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

          Policy Restriction.    The Activa Fund will not invest in securities issued by Procter and Gamble Company. This may have an adverse effect on the performance of the Activa Fund relative to its benchmark indices. The New Fund does not have this policy restriction.

        Performance Information.    The following bar charts provide some indication of the risks of investing in the Funds by showing the changes in the Activa Fund's investment performance for each of the last ten calendar years.

Calendar Year Annual Returns

Activa Fund—Class A Shares

    Best Quarter: 2Q 2003 17.52%
    Worst Quarter: 4Q 2008—21.09%

Activa Fund—Class R Shares

  Best Quarter: 2Q 2003 17.65%
  Worst Quarter: 4Q 2008 -21.03%

        The following table compares the Activa Fund's average annual total returns over time to those of the Russell 1000 Value Index ("Value Index") and the Standard and Poor's 500 Stock Index ("S&P 500").

Average Annual Total Returns
(for periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Value Fund-Class A
Return Before Taxes	-36.45%	-0.65%	0.07%
Return After Taxes on Distributions*	-36.58%	-1.20%	-0.40%
Return After Taxes on Distributions and Sale of Fund Shares*	-23.53%	-0.49%	-0.02%
Value Fund-Class R
Return Before Taxes	-36.38%	-0.56%	0.21%
Value Index**	-36.85%	-0.79%	1.36%
S&P 500**	-36.99%	-2.19%	-1.38%

*
After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

**
The Value Index represents a composite of value stocks representative of the Fund's investment objective and strategies, which is compiled independently by the Frank Russell Companies. The S&P 500 represents an unmanaged index generally representative of the U.S. stock market. Neither index is impacted by Fund operating expenses or reduced for federal income tax.

        Past performance, before and after taxes, is not a prediction of future results.

OTHER COMPARISONS BETWEEN THE FUNDS

  Investment Advisers, Sub-Adviser and Portfolio Manager.

          Activa Fund.    Activa Asset Management LLC ("Activa"), 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546, serves as the investment adviser to the Activa Fund.

          Subject to the direction of the Board of Trustees of the Trust, Activa provides the overall investment strategy for the Activa Fund and furnishes all office space, facilities, equipment and personnel necessary for servicing the investments of the Activa Fund. Activa, together with the Trust's Board of Trustees, is responsible for selecting the Sub-Adviser for the Fund, and Activa is responsible for paying the Sub-Adviser's fees. Richard M. DeVos, the Voting Shares Trust, Dave Van Andel, Trustee, and members of the DeVos and Van Andel families indirectly own substantially all of the ownership interests of Activa. Accordingly, they may be considered controlling persons of Activa.

          As compensation for the advisory services provided by Activa, the Activa Fund pays Activa an annual fee, accrued daily and payable quarterly, based on the average daily net assets of the Activa Fund and according to the following schedule: 0.65% on the first $100 million, 0.60% on the next $50 million and 0.55% on the next $50 million. When the Activa Fund's assets reach $200 million, the rate is 0.60% on assets up to $200 million and 0.55% on assets in excess of $200 million. Activa has agreed to waive its annual fee to the extent necessary so that its fee equals the lesser of

  (a) the amount otherwise payable under the investment advisory agreement, and (b) the amount payable under the sub-advisory agreement, plus .20% of the Activa Fund's average net assets.

          Wellington Management Company, LLP (the "Sub-Adviser"), 75 State Street, Boston, Massachusetts 02109, has served as Sub-Adviser of the Activa Fund since January 1, 2000. The Sub-Adviser makes investment decisions on behalf of the Activa Fund and places all orders for the purchase and sale of portfolio securities. The Sub-Adviser is a Massachusetts limited liability partnership and a professional investment consulting firm which provides investment services to investment companies, employee benefit plans, investments, foundations and other institutions. The Sub-Adviser and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, the Sub-Adviser had investment management authority with respect to approximately $420 billion in assets.

          As compensation for its services to the Activa Fund, Activa pays the Sub-Adviser a fee based on the Activa Fund's average daily net assets according to the following schedule: 0.40% on the first $100 million, and 0.30% on assets in excess of $100 million, subject to a minimum annual fee of $350,000. Through December 31, 2009, the Sub-Adviser has voluntarily agreed to waive the minimum fee.

          Mammen Chally, CFA, Vice President and Equity Portfolio Manager of the Sub-Adviser, is the portfolio manager of the Activa Fund. Mr. Chally joined the Sub-Adviser in 1994 and has been the Fund's portfolio manager since 2009.

          New Fund.    ALPS Advisors, Inc. ("ALPS Advisors"), 1290 Broadway, Suite 1100, Denver, Colorado 80203, subject to the authority of the Board of Trustees of FIT, is responsible for the overall management and administration of the New Fund's business affairs. ALPS Advisors commenced business operations in December 2006 upon the acquisition of an existing advisory operation. The New Fund pays ALPS Advisors an annual management fee of 0.95% based on the New Fund's average daily net assets. The management fee is paid on a monthly basis.

          ALPS Advisors has delegated management of the New Fund's assets to the Sub-Adviser who is paid by ALPS Advisors and not the New Fund. ALPS Advisors pays the Sub-Adviser an annual sub-advisory management fee of (i) fifty (50) basis points of the New Fund's daily net assets during the month of $0 to $250 million; (ii) forty (40) basis points of the New Fund's daily net assets during the month of between $250 million to $500 million; and (iii) thirty (30) basis points of the New Fund's daily net assets during the month of $500 million and above.

          ALPS Advisors has agreed to limit the New Fund's total operating expenses (exclusive of Distribution/Service (12b-1) Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% of the New Fund's average daily net assets. This agreement is in effect through August 31, 2010 and is reevaluated thereafter on an annual basis. Without this agreement, expenses could be higher. ALPS Advisors will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the New Fund's expenses in later periods fall below the annual rates set forth in the agreement. The New Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

          Mr. Chally is also the portfolio manager of the New Fund.

        Distribution/Service (12b-1) Fees.    The Activa Fund has adopted a Rule 12b-1 distribution plan with respect to the Class A shares, pursuant to which Activa provides shareholder services and services in connection with the sale and distribution of the Fund's Class A shares and is compensated at a maximum annual rate of 0.25% of average daily net assets attributable to the Activa Fund's Class A shares. The maximum amount presently authorized by the Board of the Trust is 0.10% of average daily net assets attributable to the Fund's Class A shares, plus any incentives paid to third parties in connection with new Activa Fund sales, but not to exceed an aggregate of 0.25% of assets attributable to the Activa Fund's Class A shares. There were no such third party incentive payments during the year ended December 31, 2008.

        The New Fund has adopted a Rule 12b-1 distribution and services plan with respect to its Class A shares. The plan allows the New Fund to use its Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or provision of shareholder services to Class A shareholders. The plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses. The plan permits the New Fund to make total payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Class A shares. It is expected that the New Fund will pay the maximum amount.

        The Activa Fund's Class R shares and the New Fund's Class I shares are not subject to a Rule 12b-1 plan.

        Trustees and Officers.    The trustees and officers of the Trust (of which the Activa Fund is a series) are different from those of FIT (of which the New Fund is a series). The following individuals comprise the Board of Trustees of the Trust: Donald H. Johnson, Walter T. Jones, James J. Rosloniec (interested trustee), Joseph E. Victor, Jr. (advisory trustee) and Richard E. Wayman. The following individuals comprise the Board of Trustees of FIT: Mary K. Anstine, John R. Moran, Jr., and Jeremy W. Deems.

        Independent Registered Public Accounting Firms ("Auditors").    The Activa Fund's Auditors are BDO Seidman, LLP. The New Fund's Auditors are Deloitte & Touche LLP.

        Other Service Providers.    Activa serves as principal underwriter and exclusive distributor of the Activa Fund's shares. Activa also serves as administrator, dividend disbursing and transfer agent for the Activa Fund.

        ALPS Distributors, Inc. ("ALPS Distributors"), an affiliate of ALPS Advisors, is the distributor for the New Fund. ALPS Fund Services, Inc., an affiliate of ALPS Advisors and ALPS Distributors, serves as the administrator, transfer agent and bookkeeping and pricing agent for the New Fund.

        Charter Documents.    Each Fund is a series of a Delaware statutory trust. The Trust (of which the Activa Fund is a series) and FIT (of which the New Fund is a series) are governed by their respective trust instruments, by-laws and Delaware state law. Additional information about the trust instruments and by-laws of the Trust and FIT is provided below.

          Shares.    The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. Currently, the Trust consists of three series. Shares of each series of the Trust have no preemptive or conversion rights.

          FIT is authorized to issue [an unlimited number of shares of beneficial interest, no par value], from an unlimited number of series of shares. Currently, FIT offers two series of shares to the public. Shares of each series of FIT have no preemptive or conversion rights.

          Voting Rights.    On each matter submitted to a vote of shareholders of the Activa Fund, each shareholder is entitled to one vote for each dollar of net asset value of the Activa Fund owned, with fractional shares voting proportionally on the same basis. All series of the Trust are voted in the aggregate, except when required by the 1940 Act or when the matter involves any action that the Board has determined will affect only the interests of one or more series or classes.

          On each matter submitted to a vote of shareholders of the New Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On any matter submitted to a vote of shareholders of FIT, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Board determines that the matter affects one or more series or classes of a series.

          Shareholder Meetings.    As series of Delaware statutory trusts, the Funds are not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an investment advisory contract.

          Meetings of shareholders of the Trust may be called at any time by the Board, the President or any other officer designated for the purpose by the Board.

          Meetings of shareholders of FIT may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

          Shareholder Liability.    Pursuant to the Trust's trust instrument, the Trust provides indemnification or reimbursement for all loss and expense of any shareholder held liable for the obligations or liabilities of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions.

          FIT's trust instrument disclaims shareholder liability for the debts, liabilities, obligations and expenses of FIT or any series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the New Fund.

          Trustee Liability.    Pursuant to the Trust's trust instrument, the Trust indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for those arising from a trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee's duties.

          FIT indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIT does not provide indemnification for liabilities due to a trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee's duties.

        The foregoing is a very general summary of certain provisions of the trust instruments and by-laws governing the Funds. It is qualified in its entirety by reference to the respective trust instruments and by-laws.

INFORMATION ABOUT THE PROPOSED MERGER

        General.    The shareholders of the Activa Fund are being asked to approve a merger between the Activa Fund and the New Fund pursuant to an Agreement and Plan of Reorganization between the Funds (the "Agreement"), the form of which is attached to this Prospectus/Proxy Statement as Appendix 1.

        The merger is structured as a transfer of all the assets of the Activa Fund to the New Fund in exchange for the assumption by the New Fund of all the liabilities of the Activa Fund and for the issuance and delivery to the Activa Fund of Merger Shares equal in value to the aggregate net asset value of the Activa Fund.

        After receipt of the Merger Shares, the Activa Fund will distribute the Merger Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of the Activa Fund, and the legal existence of the Activa Fund as a series of the Trust will be terminated. Each holder of Class A and Class R shares of the Activa Fund will receive a number of full and fractional Class A and Class I shares of the New Fund, respectively, equal in value as of the Valuation Date (as defined in the Agreement) to, the aggregate value of the shareholder's Activa Fund shares. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Activa Fund.

        The Board of Trustees of the Trust has voted to approve the Agreement and the proposed merger and to recommend that shareholders also approve the merger. The actions contemplated by the Agreement and the related matters described therein will be consummated only if approved by the affirmative vote of the holders of a majority of the Activa Fund's outstanding shares as defined in the 1940 Act.

        Agreement Between Activa and ALPS.    ALPS Advisors, Activa and Activa Management Services, LLC ("AMS"), an affiliate of Activa, intend to enter into a fund transition agreement in furtherance of the transactions contemplated by the Agreement. Pursuant to such agreement, ALPS Advisors or an affiliate has agreed to pay AMS an annual fee of 0.20% of that portion of the average daily net assets of the New Fund held by Activa Fund shareholders receiving Merger Shares and those persons who become New Fund shareholders as a result of bonus contributions made by Amway Global or its affiliates ("Qualified Shareholders"). In addition, for three years following the Closing Date, ALPS Advisors or an affiliate has agreed to pay AMS an annual fee of 0.05% of that portion of the average daily net assets of the New Fund held by shareholders other than Qualified Shareholders.

        Background and Board's Considerations Relating to the Proposed Merger.    In February 2009, Activa discussed the future of the Activa Fund with the Board of the Trust, noting that, given the Activa Fund's asset size, further expected reduction in assets and lack of economies of scale, Activa did not believe the Activa Fund was a viable investment option going forward and, after discussions with the Sub-Adviser, sought and recommended to the Board an organization that would be in a better position to administer the Activa Fund's assets, gather additional assets and continue to provide services to shareholders of the Activa Fund. In particular, rather than propose liquidating the Activa Fund, Activa proposed to the Board the merger of the Activa Fund with another fund that is identical from an investment objective standpoint.

        On June 2, 2009, Activa formally proposed and the Board of the Trust, including the trustees who are not "interested persons" (as defined by the 1940 Act) ("Disinterested Trustees"), approved the terms of the merger. The Board has also agreed to recommend that the merger be approved by the Activa Fund's shareholders.

        In determining to recommend that the shareholders of the Activa Fund approve the merger, the Board considered the factors described below:

  •
  The asset size of the Activa Fund and lack of expected asset growth;

  •
  The fees and expenses of the Funds, and in particular, noted that the overall expenses of the New Fund are lower than those of the Activa Fund;

  •
  The investment objective of the Funds are the same and the investment policies and restrictions are substantially similar;

  •
  The Sub-Adviser and portfolio manager of the Funds are the same;

  •
  The tax consequences of the merger on the Activa Fund and its shareholders, and in particular, that the merger would be a tax-free reorganization for federal tax purposes;

  •
  ALPS Advisors (or its affiliates) would bear all legal and other expenses associated with the solicitation of proxies;

  •
  The terms and conditions of the merger were fair and reasonable and consistent with industry practice and that the merger would not result in the dilution of shareholder interests; and

  •
  The services available to shareholders of the Activa Fund will be substantially similar after the merger.

        Based on all of the foregoing, the Board concluded that the Activa Fund's participation in the proposed merger would be in the best interests of the Activa Fund and would not dilute the interests of the Activa Fund's existing shareholders. The Board, including the Disinterested Trustees, unanimously recommends that shareholders of the Activa Fund approve the merger.

        Agreement and Plan of Reorganization.    The proposed merger will be governed by the Agreement, the form of which is attached as Appendix 1. The Agreement provides that the Activa Fund will transfer all of its assets to the New Fund solely in exchange for the issuance of full and fractional Merger Shares and the assumption of all the Activa Fund's liabilities. The Merger Shares will be issued on August 31, 2009 or such other date as may be agreed upon by the parties (the "Closing Date"). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

        The Activa Fund will transfer all of its assets to the New Fund, and in exchange, the New Fund will assume all liabilities of the Activa Fund and deliver to the Activa Fund a number of full and fractional Class A and Class I shares of the New Fund having an aggregate net asset value equal to the net asset value of the Class A and Class R shares of the Activa Fund, respectively. On or as soon after the Closing Date as is possible (the "Liquidation Date"), the Activa Fund will distribute in complete liquidation of the Activa Fund, pro rata to its shareholders of record, all of the Merger Shares received by the Activa Fund. This distribution will be accomplished by the transfer of Merger Shares credited to the account of the Activa Fund on the books of the New Fund to open accounts on the share records of the New Fund in the name of Activa Fund shareholders, and representing the respective pro rata number of Merger Shares of the applicable class due such shareholders. All issued and outstanding shares of the Activa Fund will simultaneously be canceled on the books of the Activa Fund. As a result of the proposed transaction, each Activa Fund shareholder will receive a number of Merger Shares of the applicable class equal in value as of the Valuation Date to the value of the corresponding class of Activa Fund shares surrendered by such shareholder.

        The Board of the Trust has determined that the proposed merger is in the best interests of the Activa Fund and that the interests of the Activa Fund's shareholders will not be diluted as a result of the transactions contemplated by the Agreement, and the Board of FIT has determined that the proposed merger is in the best interests of the New Fund.

        The consummation of the merger is subject to the terms and conditions and on the representations and warranties set forth in the Agreement. The Agreement may be terminated by mutual agreement of the Trust on behalf of the Activa Fund and FIT on behalf of the New Fund. In addition, either the Trust or FIT may at its option terminate the Agreement at or before the Closing Date due to (i) a material breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board of the Trust or the Board of FIT that the consummation of the transactions contemplated therein is not in the best interests of the Activa Fund or the New Fund, respectively.

        The Agreement provides that ALPS will pay the expenses associated with the preparation and filing of this Prospectus/Proxy Statement and other proxy materials, including legal costs to prepare the Agreement, this Prospectus/Proxy Statement and other proxy materials, postage, printing and proxy solicitation costs. In addition, ALPS and the Activa Fund will each pay 50% of the legal costs for the tax opinion to be delivered as a condition to the merger. Furthermore, the Activa Fund will pay any other expenses incurred by it in connection with the merger, including, without limitation, accounting costs, legal costs and other related administrative or operational costs.

        Description of the Merger Shares.    Merger Shares will be issued to the Activa Fund's shareholders in accordance with the Agreement as described above. The Merger Shares will be Class A and Class I shares of the New Fund. Class A Merger Shares have similar characteristics as the corresponding Class A shares of the Activa Fund, except that the Class A Merger Shares charge (i) a 0.25% 12b-1 fee compared to the 0.10% 12b-1 fee currently charged by the Class A shares of the Activa Fund, (ii) an initial sales charge (load) of up to 5.50% compared to no initial sales charge (load) currently charged by the Class A shares of the Activa Fund, and (iii) a contingent deferred sales charge ("CDSC") of 1.00% may apply to shares redeemed within the first 12 months after a purchase in excess of $1 million or the CDSC of 1% for shares redeemed within the first 12 months after a purchase in excess of $1 million. Activa Fund shareholders receiving Class A Merger Shares are not subject to the initial sales charge (load) of up to 5.50% or a CDSC on such shares. These charges will also be waived with respect to additional New Fund shares purchased by Activa Fund shareholders receiving Merger Shares. In addition, these charges will be waived for persons who become New Fund shareholders as a result of bonus contributions made by Amway Global or its affiliates. Class I Merger Shares have similar characteristics as the corresponding Class R shares of the Activa Fund. For more information on the characteristics of each class of the Merger Shares, please see the applicable prospectus, a copy of which is included with this Prospectus/Proxy Statement.

        Certain Federal Income Tax Consequences.    As a condition to each Fund's obligation to consummate the merger, the Funds will receive a tax opinion from Vedder Price P.C. (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

    (a)
    The transfer of all the assets of the Activa Fund to the New Fund in exchange solely for Merger Shares and the assumption by the New Fund of all the liabilities of the Activa Fund followed by the pro rata distribution by the Activa Fund of all the Merger Shares to the Activa Fund shareholders in complete liquidation of the Activa Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code and each Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the reorganization.

    (b)
    No gain or loss will be recognized by the New Fund upon the receipt of all the assets of the Activa Fund solely in exchange for Merger Shares and the assumption by the New Fund of all the liabilities of the Activa Fund.

    (c)
    No gain or loss will be recognized by the Activa Fund upon the transfer of all its assets to the New Fund solely in exchange for Merger Shares and the assumption by the New Fund of all the liabilities of the Activa Fund or upon the distribution (whether actual or constructive) of such Merger Shares to the Activa Fund's shareholders solely in exchange for such shareholders' shares of the Activa Fund in complete liquidation of the Activa Fund.

    (d)
    No gain or loss will be recognized by the Activa Fund's shareholders upon the exchange of their Activa Fund shares solely for Merger Shares in the reorganization.

    (e)
    The aggregate basis of the Merger Shares received by each Activa Fund shareholder pursuant to the reorganization will be the same as the aggregate basis of the Activa Fund shares exchanged therefor by such shareholder. The holding period of the Merger Shares received by each Activa Fund shareholder will include the period during which the Activa Fund shares exchanged therefor were held by such shareholder, provided such Activa Fund shares are held as capital assets at the time of the reorganization.

    (f)
    The basis of the Activa Fund's assets transferred to the New Fund will be the same as the basis of such assets to the Activa Fund immediately before the reorganization. The holding period of the assets of the Activa Fund in the hands of the New Fund will include the period during which those assets were held by the Activa Fund.

    (g)
    The taxable year of the Activa Fund will not end as a result of the reorganization. The part of the taxable year of the Activa Fund before the effective time of the reorganization and the part of the taxable year of the New Fund after the effective time will constitute a single taxable year of the New Fund.

        No opinion will be expressed as to (1) the effect of the merger on (A) the taxable year of any Activa Fund shareholder, or (B) the Activa Fund or the New Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

        This description of the federal income tax consequences of the merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the merger, including the applicability and effect of federal, state, local, non-U.S. and other tax laws.

        Capitalization.    The following table shows, as of December 31, 2008, the capitalization of each Fund and the pro forma combined capitalization of the New Fund, giving effect to the proposed merger as of that date:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fund
Activa Fund
Class A	$53,840,759	$5.86	9,190,406
Class R	$3,658,401	$5.89	621,485
New Fund
Class A	—	—	—
Class I	—	—	—
Pro Forma New Fund
Class A	$53,840,759	$5.86	9,190,406
Class I	$3,658,401	$5.89	621,485

        The Board of Trustees of the Trust, including the Disinterested Trustees, unanimously recommends approval of the merger.

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

        General.    The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying proxy card and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone, telegraph or in person, will be paid by ALPS Advisors or its affiliates. In addition to solicitation by mail, certain officers and representatives of the Trust, officers, employees or agents of Activa or ALPS Advisors, and certain financial service firms and their representatives, who will receive no extra compensation for their services, may solicit voting instructions/proxies by telephone, telegram, telegraph or in person.

        As of July 10, 2009 (the "Record Date"), the Activa Fund had                        shares outstanding.

        Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting. Shareholders of the Activa Fund vote on a dollar-weighted basis, which means that shareholders are entitled to one vote for each dollar of net asset value of the Activa Fund owned, with fractional shares voting proportionally on the same basis.

Proposals of Shareholders

        As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. As a result, the Trust does not have a policy regarding the attendance of Board members at annual meetings. The Trust will hold special meetings as required or deemed desirable. Since the Trust does not hold regular meetings of shareholders, the anticipated date of the next special meeting of shareholders cannot be provided. Any shareholder proposal that may properly be included in the proxy solicitation for a special shareholders meeting must be received by the Secretary of the Trust within reasonable time before the Trust mails proxy materials to shareholders.

Other Matters to Come Before the Special Meeting

        The Board is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Voting, Quorum

        Each valid proxy card received in time for the Special Meeting will be voted in accordance with the instructions on the proxy card as the persons named in the proxy card determine on such other business as may come before the Special Meeting. For the merger proposal, if no designation is given, the shares will be voted FOR approval of the merger. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Trust, (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

        The transactions contemplated by the Agreement will be consummated only if approved by the affirmative vote of the Activa Fund's shareholders as indicated in section 12 of the "Synopsis," above.

        The presence, in person or by proxy, at the Special Meeting of the holders of 25% of the outstanding shares of the Activa Fund constitutes a quorum for the transaction of business. If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.

        In tallying votes, abstentions and broker non-votes (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power) will be counted for purposes of determining whether a quorum is present for purposes of convening the Special Meeting. Abstentions and broker non-votes will have the effect of being counted as votes against the merger proposal.

Share Ownership

        As of the Record Date, the officers and trustees of each of the Trust and FIT as a group [beneficially owned less than 1% of the outstanding shares of the Activa Fund]. The following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of the Activa Fund as of the Record Date:

Class	Shareholder Name and Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the Merger

        As of the date of this Prospectus/Proxy Statement, no shares of the New Fund have been issued.

Appendix 1

Appendix 1 - Page 1

 TABLE OF CONTENTS

SYNOPSIS	2
INVESTMENT STRATEGIES AND RISK FACTORS	8
OTHER COMPARISONS BETWEEN THE FUNDS	11
INFORMATION ABOUT THE PROPOSED MERGER	14
INFORMATION ABOUT VOTING AND THE SPECIAL MEETING	18
APPENDIX 1: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	APPENDIX 1-1

STATEMENT OF ADDITIONAL INFORMATION

FINANCIAL INVESTORS TRUST
ACTIVA VALUE FUND
Relating to the Acquisition of the Assets and Liabilities of
ACTIVA VALUE FUND
1290 Broadway, Suite 1100
Denver, Colorado 80203
(303) 623-2577

        This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated                                    , 2009 for use in connection with the Special Meeting of Shareholders (the "Special Meeting") of the Activa Value Fund (the "Activa Fund"), to be held on August 24, 2009. At the Special Meeting, shareholders of the Activa Fund will be asked to approve the merger of the Activa Fund into the Activa Value Fund, a newly created series of Financial Investors Trust (the "New Fund"), as described in the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained at no charge by writing to the New Fund at the address shown above or by calling                                     .

        Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

        Further information about the Activa Fund and the New Fund is contained in their Statements of Additional Information dated                                    , 2009 and                                    , 2009, respectively, as supplemented from time to time, which are incorporated herein by reference only insofar as they relate to such Funds. No other parts are incorporated by reference herein.

        The audited financial statements and related independent registered public accounting firm's reports for the Activa Fund are contained in its Annual Report for the fiscal year ended December 31, 2008, which is incorporated herein by reference only insofar as it relates to the Activa Fund. No other parts of the Annual Report are incorporated by reference herein.

        The New Fund, which has no assets or liabilities, will commence operations upon the completion of the merger and will continue the operations of the Activa Fund. For this reason, the financial statements of the New Fund and the pro forma financial statements of the New Fund have not been included herein.

        The date of this Statement of Additional Information is                                    , 2009.

FORM OF PROXY

ACTIVA VALUE FUND
2905 LUCERNE SE, SUITE 200
GRAND RAPIDS, MICHIGAN 49546

Proxy for Special Meeting of Shareholders
August 24, 2009

This Proxy is Solicited by the Board of Trustees of
Activa Mutual Fund Trust

        The undersigned Shareholder(s) of Activa Value Fund (the "Fund"), hereby appoint(s) Allan D. Engel and James J. Rosloniec (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on August 24, 2009, 10:00 a.m. Eastern time, at 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Prospectus/Proxy Statement as checked below.

        All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

        This proxy card is valid only when signed and dated.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

Please do not use fine point pens.

        The Board of Trustees of the Fund recommends a vote "for" the proposal to:

  To approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Fund to the Activa Value Fund, a newly created series of Financial Investors Trust (the "New Fund"), in exchange for shares of the New Fund and the assumption by the New Fund of all the liabilities of the Fund, and the distribution of such shares to the shareholders of the Fund in complete liquidation and termination of the Fund.

☐ FOR	☐ AGAINST	☐ ABSTAIN

        The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement. Your signature(s) on the proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:                                    , 2009

Signature	Signature

PART C.  OTHER INFORMATION

Item 15.                                                       Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (1)(a) and (1)(b) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (7)(a) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (7)(f) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.  The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16. Exhibits.
(1)	(a)	Trust Instrument of Registrant.(1)

	(b)	Revised Trust Instrument of Registrant.(1)

1

(2)	(a)	By-Laws of Registrant.(1)

	(b)	Revised By-Laws of Registrant.(1)

	(c)	Amendment to By-Laws of Registrant dated April 25, 2008.(10)

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization among Registrant, on behalf of Activa Value Fund, Activa Mutual Fund Trust, on behalf of Activa Value Fund, and ALPS Advisors, Inc. (filed herewith).

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Trust Instrument of Registrant (incorporated herein by reference to Exhibit (1) of this filing).

(6)	(a)

Investment Advisory Agreement dated June 10, 2003 between Registrant and SSgA Funds Management, Inc. with respect to the U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund), U.S. Treasury Money Market and Prime Money Market Funds.(5)

(b)

First Amendment dated September 10, 2003 to the Investment Advisory Agreement dated June 10, 2003 between Registrant and SSgA Funds Management, Inc. with respect to the U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund), U.S. Treasury Money Market, and Prime Money Market Funds.(6)

(c)

Amendment dated April 30, 2008 to Investment Advisory Agreement dated June 10, 2003 between Registrant and SSgA Funds Management, Inc. with respect to the American Freedom U.S. Government Money Market, U.S. Treasury Money Market and Prime Money Market Funds.(11)

	(d)	Investment Advisory and Management Agreement dated October 1, 2007 between Registrant and ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) with respect to the Listed Private Equity Fund.(9)

	(e)	Investment SubAdvisory Agreement dated October 1, 2007 among Registrant, ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) and Red Rocks Capital LLC with respect to the Listed Private Equity Fund.(9)

	(f)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund (filed herewith).

2

	(g)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the Activa Value Fund (filed herewith).

(7)	(a)

Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund) Funds.(8)

(b)

Amended Schedule A dated November 13, 2006 to the Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U. S. Treasury Money Market and U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(9)

(c)

Addendum No. 2 dated April 9, 2007 to the Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U. S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(8)

(d)

Amended Schedule A dated April 30, 2008 to the Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U. S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

	(e)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the American Freedom U.S. Government Money Market Fund.(5)

	(f)	Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.(9)

	(g)	Form of Administrative Services Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity Fund.(8)

(h)

Form of Amendment No. 1 with respect to the Activa Value Fund to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund (filed herewith).

3

	(i)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the Listed Private Equity and Activa Value Funds (filed herewith).

	(j)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity and Activa Value Funds (filed herewith).

	(k)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity and Activa Value Funds (filed herewith).

	(l)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity and Activa Value Funds (filed herewith).

(8)		None.

(9)	(a)

Custodian Contract dated May 6, 1994 between Registrant and State Street Bank and Trust Company, N.A. with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund) Funds.(1)

	(b)	Custodian Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the Listed Private Equity Fund.(10)

	(c)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the Listed Private Equity Fund.(10)

	(d)	Form of Custodian Agreement between Registrant and Union Bank N.A. with respect to the Activa Value Fund (filed herewith).

(10)	(a)	Distribution and Services Plan – Listed Private Equity Fund, Class A adopted as of September 4, 2007.(9)

	(b)	Distribution and Services Plan – Listed Private Equity Fund, Class R adopted as of September 4, 2007.(9)

	(c)	Rule 18f-3 Plan – Listed Private Equity Fund effective September 4, 2007.(9)

	(d)	Form of Distribution and Services Plan – Activa Value Fund, Class A (filed herewith).

4

	(e)	Form of Rule 18f-3 Plan – Activa Value Fund (filed herewith).

(11)	(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Activa Value Fund (filed herewith).

(12)	(a)	Form of Tax Opinion of Vedder Price, LLP, counsel to the Activa Mutual Fund Trust, on behalf of the Activa Value Fund (filed herewith).

(13)	(a)

Administration Agreement dated September 19, 2001 between ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) and Registrant with respect to the U.S. Treasury Money Market, U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) and Prime Money Market Funds.(3)

(b)

Addendum 1 dated September 1, 2006 to the Administration Agreement dated September 19, 2001 between ALPS Mutual Fund Services, Inc. (n/k/a ALPS Fund Services, Inc.) and Registrant with respect to the U.S. Treasury Money Market, U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) and Prime Money Market Funds.(11)

(c)

Addendum 2 dated April 9, 2007 to the Administration Agreement dated September 19, 2001 between ALPS Fund Services, Inc. and Registrant with respect to the U.S. Treasury Money Market, American Freedom U.S. Government Money Market and Prime Money Market Funds.(8)

(d)

Amendment dated April 30, 2008 to the Administration Agreement dated September 19, 2001 between ALPS Fund Services, Inc. and Registrant with respect to the U.S. Treasury Money Market, American Freedom U.S. Government Money Market and Prime Money Market Funds.(11)

	(e)	Termination letter dated December 1, 2006 of the Administration Agreement between ALPS Fund Services, Inc. and Registrant with respect to the American Freedom U.S. Government Money Market Fund.(8)

(f)

Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(11)

5

(g)

Addendum dated September 1, 2006 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(8)

(h)

Amended Appendix A dated January 1, 2007 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(9)

(i)

Amendment dated March 21, 2007 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect the with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(9)

(j)

Addendum No. 2 dated April 9, 2007 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(8)

(k)

Amendment dated April 30, 2008 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

(l)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(9)

(m)

Form of Amendment No. 2 with respect to the Activa Value Fund to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund (filed herewith).

(n)

Amended and Restated Bookkeeping and Pricing Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S.

6

Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(11)

(o)

Amended Appendix A dated August 28, 2003 to the Amended and Restated Bookkeeping and Pricing Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund) Funds.(6)

(p)

Amendment No. 2 to Appendix A dated January 1, 2007 to the Amended and Restated Bookkeeping and Pricing Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(9)

(q)

Amendment No. 3 dated April 30, 2008 to the Amended and Restated Bookkeeping and Pricing Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

(r)	Assumption Agreement dated April 2, 2001 among the Registrant, ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) and ALPS Distributors, Inc. related to the Registrant.(5)

(s)	Form of Purchase Agreement between Registrant and FGIC Securities Purchase, Inc. with respect to the U.S. Treasury Money Market Fund and the Short-Term U.S. Government Income Fund.(2)

(t)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(9)

(u)

Form of Amendment No. 1 with respect to the Activa Value Fund to the Fund Accounting and Administration Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund (filed herewith).

(v)

Fee Waiver Letter Agreement dated August 1, 2006 between Registrant and SSgA Funds Management, Inc. dated August 1, 2006 with respect to the Prime Money Market, U.S. Treasury Money Market, U.S. Government Money Market and American Freedom U.S. Government Money Market Funds.(7)

7

(w)

Fee Waiver Letter Agreement dated August 1, 2008 between Registrant and ALPS Fund Services, Inc. with respect to the U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

	(x)	Fee Waiver Letter Agreement dated April 30, 2009 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the Listed Private Equity Fund (filed herewith).

	(y)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund (filed herewith).

(14)		Consent of Independent Registered Public Accounting Firm with respect to the Activa Value Fund (filed herewith).

(15)		None.

(16)		Power of Attorney dated June 9, 2009 (filed herewith).

(17)	(a)	Code of Ethics for Registrant, revised as of March 13, 2006.(7)

	(b)	Code of Ethics for ALPS Distributors, Inc. revised as of February 3, 2006.(7)

	(c)	Code of Ethics for SSgA Funds Management, Inc. is not provided because they are adviser only to Registrant’s money market funds.

	(d)	Code of Ethics for ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) as of December 29, 2006.(8)

	(e)	Code of Ethics for Red Rocks Capital LLC as of December 31 2008, as amended (filed herewith).

	(f)	Code of Ethics for Wellington Management Company, LLP as of October 1, 2008 (filed herewith).

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 5 to Registrant’s Registration Statement filed on August 28, 1996.
(3)	Incorporated by reference to the Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on June 5, 2002.
(4)	Incorporated by reference to the Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on August 28, 2002.

8

(5)	Incorporated by reference to the Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on August 28, 2003.
(6)	Incorporated by reference to the Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on June 9, 2005.
(7)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(8)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(9)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(10)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(11)	Incorporated by reference to the Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on August 28, 2008.

Item 17.                                                       Undertakings.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 12, 2009.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John R. Moran, Jr.	Trustee and Interim Chairman	June 12, 2009
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	June 12, 2009
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	June 12, 2009
Mary K. Anstine*

/s/ Edmund J. Burke	President	June 12, 2009
Edmund J. Burke

/s/ Jeremy O. May	Treasurer	June 12, 2009
Jeremy O. May

*Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated June 9, 2009.

10

Exhibit List

Exhibits.		Description
(4)		Form of Agreement and Plan of Reorganization among Registrant, on behalf of Activa Value Fund, Activa Mutual Fund Trust, on behalf of Activa Value Fund, and ALPS Advisors, Inc.

(6)	(f)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund.

	(g)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the Activa Value Fund.

(7)	(h)

Form of Amendment No. 1 with respect to the Activa Value Fund to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.

	(i)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the Listed Private Equity and Activa Value Funds.

	(j)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity and Activa Value Funds.

	(k)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity and Activa Value Funds.

	(l)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity and Activa Value Funds.

(9)	(d)	Form of Custodian Agreement between Registrant and Union Bank, N.A. with respect to the Activa Value Fund.

(10)	(d)	Form of Distribution and Services Plan – Activa Value Fund, Class A.

	(e)	Form of Rule 18f-3 Plan – Activa Value Fund.

(11)	(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of the issuance of the shares of the Activa Value Fund.

(12)	(a)	Form of Tax Opinion of Vedder Price, LLP, counsel to the Activa Mutual Fund Trust, on behalf of the Activa Value Fund.

(13)	(m)

Form of Amendment No. 2 with respect to the Activa Value Fund to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.

(u)

Form of Amendment No. 1 with respect to the Activa Value Fund to the Fund Accounting and Administration Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.

	(x)	Fee Waiver Letter Agreement dated April 30, 2009 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the Listed Private Equity Fund.

11

	(y)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund.

(14)		Consent of Independent Registered Public Accounting Firm with respect to the Activa Value Fund.

(16)		Power of Attorney dated June 9, 2009.

(17)	(e)	Code of Ethics for Red Rocks Capital LLC as of December 31 2008, as amended.

	(f)	Code of Ethics for Wellington Management Company, LLP as of October 1, 2008.

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